Property, Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 32,327,205	$ 32,647,191
Less: accumulated depreciation	(8,593,384)	(7,591,164)
Property, plant and equipment, net	23,733,821	25,056,027
Buildings [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	19,838,425	20,258,258
Machinery and equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	7,674,462	7,576,777
Electronic equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	2,042,320	2,234,455
Transportation vehicles [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	341,468	337,925
Office equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	294,822	283,972
Leasehold improvement on leased property [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	439,646	301,399
Construction in progress [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 1,696,062	$ 1,654,405